Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents		$ 63,277	$ 82,071
Restricted cash		14,323	10,070
Commercial mortgage loans, held for investment, net of allowance of $17,192 and $20,886 as of June 30, 2021 and December 31, 2020, respectively		3,109,111	2,693,848
Commercial mortgage loans, held for sale, measured at fair value		77,031	67,649
Real estate securities, available for sale, measured at fair value, amortized cost of $0 and $179,392 as of June 30, 2021 and December 31, 2020, respectively		0	171,136
Derivative instruments, measured at fair value		5	25
Other real estate investments, measured at fair value		2,547	2,522
Receivable for loan repayment	[1]	128,333	98,551	[2]
Accrued interest receivable		17,411	15,295	[2]
Prepaid expenses and other assets		4,400	8,538
Intangible lease asset, net of amortization		13,134	13,546
Real estate owned, net of depreciation		0	26,510
Real estate owned, held for sale		26,111	0
Total assets		3,455,683	3,189,761
LIABILITIES AND STOCKHOLDERS' EQUITY
Collateralized loan obligations		1,960,090	1,625,498
Mortgage note payable		29,167	29,167
Derivative instruments, measured at fair value		2,285	403
Interest payable		1,044	2,110
Distributions payable		16,099	15,688
Accounts payable and accrued expenses		7,739	5,125
Due to affiliates		12,691	9,525
Deferred rent revenue			0
Operating lease liability			0
Total liabilities		2,400,192	2,182,063
Commitment and contingencies (See Note 10)
Equity [Abstract]
Preferred stock, $0.01 par value, 50,000,000 authorized and none issued or outstanding as of June 30, 2021 and December 31, 2020, respectively		0	0
Common stock, $0.01 par value, 949,999,000 shares authorized, 44,284,833 and 44,510,051 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively		444	446
Additional paid-in capital		908,689	912,725
Accumulated other comprehensive income (loss)		0	(8,256)
Accumulated deficit		(77,857)	(106,471)
Total stockholders' equity		831,276	798,444
Total liabilities, redeemable convertible preferred stock and stockholders' equity		3,455,683	3,189,761
CMBS
ASSETS
Real estate securities, available for sale, measured at fair value, amortized cost of $0 and $179,392 as of June 30, 2021 and December 31, 2020, respectively			171,136
LIABILITIES AND STOCKHOLDERS' EQUITY
Repurchase agreements		287,462	276,340
Other financing and loan participation - commercial mortgage loans		37,105	31,379
Real Estate Securities
LIABILITIES AND STOCKHOLDERS' EQUITY
Repurchase agreements		46,510	186,828
Convertible Preferred Stock Series A
LIABILITIES AND STOCKHOLDERS' EQUITY
Convertible preferred stock, redeemable, issuer option, value		127,579	202,292
Convertible Preferred Stock Series C
LIABILITIES AND STOCKHOLDERS' EQUITY
Convertible preferred stock, redeemable, issuer option, value		6,966	6,962
Convertible Preferred Stock Series D
LIABILITIES AND STOCKHOLDERS' EQUITY
Convertible preferred stock, redeemable, issuer option, value		$ 89,670	$ 0

[1]	Includes $128.3 million and $98.6 million of cash held by servicer related to the CLOs as of June 30, 2021 and December 31, 2020, respectively.
[2]	Includes $98.6 million and $89.3 million of cash held by the servicer related to CLO loan payoffs as of December 31, 2020 and December 31, 2019.